UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P 500® Index Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 30, 2021
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2021 (unaudited)
Sector	Percentage of Fund Investments
Technology	23.21%
Consumer, Non-cyclical	19.98
Communications	16.40
Financial	15.26
Consumer, Cyclical	9.47
Industrial	8.21
Energy	2.89
Utilities	2.42
Basic Materials	2.12
Short Term Investments	0.04
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,152.10	$0.91
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85
Investor Class
Actual	$1,000.00	$1,149.60	$2.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61
Class L
Actual	$1,000.00	$1,147.80	$4.42
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	$4.16
* Expenses are equal to the Fund's annualized expense ratio of 0.17% for the Institutional Class, 0.52% for the Investor Class and 0.83% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.06%
18,569	Air Products and Chemicals Inc	$ 5,341,930
9,436	Albemarle Corp	1,589,588
9,296	Celanese Corp	1,409,274
17,406	CF Industries Holdings Inc	895,539
63,016	Dow Inc	3,987,652
45,180	DuPont de Nemours Inc	3,497,384
11,213	Eastman Chemical Co	1,309,118
20,869	Ecolab Inc	4,298,388
10,694	FMC Corp	1,157,091
123,280	Freeport-McMoRan Inc	4,574,921
20,943	International Flavors & Fragrances Inc	3,128,884
33,755	International Paper Co	2,069,519
43,877	Linde PLC	12,684,841
21,558	LyondellBasell Industries NV Class A	2,217,671
28,086	Mosaic Co	896,224
66,932	Newmont Corp	4,242,150
24,506	Nucor Corp	2,350,861
19,709	PPG Industries Inc	3,345,997
20,400	Sherwin-Williams Co	5,557,980
		64,555,012
Communications — 15.94%
25,237	Alphabet Inc Class A(a)	61,623,454
24,189	Alphabet Inc Class C(a)	60,625,375
35,919	Amazon.com Inc(a)	123,567,107
4,466	Arista Networks Inc(a)	1,618,076
598,492	AT&T Inc	17,224,600
3,437	Booking Holdings Inc(a)	7,520,465
11,874	CDW Corp	2,073,794
11,868	Charter Communications Inc Class A(a)	8,562,169
354,289	Cisco Systems Inc	18,777,317
383,612	Comcast Corp Class A	21,873,556
64,480	Corning Inc	2,637,232
13,465	Discovery Inc Class A(a)(b)	413,106
24,334	Discovery Inc Class C(a)	705,199
21,786	DISH Network Corp Class A(a)	910,655
54,247	eBay Inc	3,808,682
10,789	Etsy Inc(a)	2,220,808
11,199	Expedia Group Inc(a)	1,833,388
5,318	F5 Networks Inc(a)	992,658
201,863	Facebook Inc Class A(a)	70,189,784
27,966	Fox Corp Class A	1,038,377
12,450	Fox Corp Class B	438,240
33,732	Interpublic Group of Cos Inc	1,095,953
26,529	Juniper Networks Inc	725,568
80,516	Lumen Technologies Inc	1,094,212
14,185	Motorola Solutions Inc	3,076,017
37,168	Netflix Inc(a)	19,632,509
31,081	News Corp Class A	800,957
7,496	News Corp Class B	182,528
48,262	NortonLifeLock Inc	1,313,692
17,803	Omnicom Group Inc	1,424,062
Shares		Fair Value
Communications — (continued)
48,908	T-Mobile US Inc(a)	$ 7,083,346
66,481	Twitter Inc(a)	4,574,558
8,352	VeriSign Inc(a)	1,901,667
347,271	Verizon Communications Inc	19,457,594
48,705	ViacomCBS Inc Class B	2,201,466
152,336	Walt Disney Co(a)	26,776,099
		499,994,270
Consumer, Cyclical — 9.20%
5,498	Advance Auto Parts Inc	1,127,860
11,053	Alaska Air Group Inc(a)	666,606
54,156	American Airlines Group Inc(a)	1,148,649
22,831	Aptiv PLC(a)	3,592,001
1,861	AutoZone Inc(a)	2,777,021
19,537	Best Buy Co Inc	2,246,364
19,121	BorgWarner Inc	928,133
17,889	Caesars Entertainment Inc(a)	1,855,984
13,980	CarMax Inc(a)	1,805,517
65,943	Carnival Corp(a)	1,738,257
2,370	Chipotle Mexican Grill Inc(a)	3,674,306
17,701	Copart Inc(a)	2,333,523
37,147	Costco Wholesale Corp	14,697,953
12,413	Cummins Inc	3,026,414
10,899	Darden Restaurants Inc	1,591,145
53,359	Delta Air Lines Inc(a)	2,308,310
20,560	Dollar General Corp	4,448,978
20,140	Dollar Tree Inc(a)	2,003,930
3,256	Domino's Pizza Inc	1,518,891
27,774	DR Horton Inc	2,509,936
48,146	Fastenal Co	2,503,592
326,529	Ford Motor Co(a)	4,852,221
16,562	Gap Inc	557,311
106,101	General Motors Co(a)	6,277,996
12,014	Genuine Parts Co	1,519,411
26,514	Hanesbrands Inc	495,016
10,238	Hasbro Inc	967,696
22,964	Hilton Worldwide Holdings Inc(a)	2,769,918
90,348	Home Depot Inc	28,811,074
20,126	L Brands Inc	1,450,280
27,297	Las Vegas Sands Corp(a)	1,438,279
10,524	Leggett & Platt Inc	545,248
22,920	Lennar Corp Class A	2,277,102
11,743	Live Nation Entertainment Inc(a)	1,028,569
22,415	LKQ Corp(a)	1,103,266
61,346	Lowe's Cos Inc	11,899,284
22,242	Marriott International Inc Class A(a)	3,036,478
62,568	McDonald's Corp	14,452,582
33,764	MGM Resorts International	1,440,035
4,850	Mohawk Industries Inc(a)	932,122
29,516	Newell Brands Inc	810,805
106,685	NIKE Inc Class B	16,481,766
23,285	Norwegian Cruise Line Holdings Ltd(a)(b)	684,812
285	NVR Inc(a)	1,417,391

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
5,892	O'Reilly Automotive Inc(a)	$ 3,336,109
29,297	PACCAR Inc	2,614,757
12,263	Penn National Gaming Inc(a)	937,997
3,313	Pool Corp	1,519,541
21,731	PulteGroup Inc	1,185,861
6,305	PVH Corp(a)	678,355
3,509	Ralph Lauren Corp	413,395
29,519	Ross Stores Inc	3,660,356
18,268	Royal Caribbean Cruises Ltd(a)	1,557,895
49,348	Southwest Airlines Co(a)	2,619,885
98,799	Starbucks Corp	11,046,716
22,209	Tapestry Inc(a)	965,647
42,034	Target Corp	10,161,299
64,441	Tesla Inc(a)	43,800,548
100,757	TJX Cos Inc	6,793,037
9,794	Tractor Supply Co	1,822,272
4,687	Ulta Beauty Inc(a)	1,620,624
13,854	Under Armour Inc Class A(a)	293,012
15,081	Under Armour Inc Class C(a)	280,054
22,823	United Airlines Holdings Inc(a)	1,193,415
26,419	VF Corp	2,167,415
59,666	Walgreens Boots Alliance Inc	3,139,028
116,342	Walmart Inc	16,406,549
5,297	Whirlpool Corp	1,154,852
3,681	WW Grainger Inc	1,612,278
8,112	Wynn Resorts Ltd(a)	992,098
25,181	Yum! Brands Inc	2,896,570
		288,621,597
Consumer, Non-Cyclical — 19.42%
148,665	Abbott Laboratories	17,234,734
148,191	AbbVie Inc	16,692,234
3,859	ABIOMED Inc(a)	1,204,432
18,472	Alexion Pharmaceuticals Inc(a)	3,393,491
5,951	Align Technology Inc(a)	3,636,061
155,979	Altria Group Inc	7,437,079
12,282	AmerisourceBergen Corp	1,406,166
48,468	Amgen Inc	11,814,075
20,552	Anthem Inc	7,846,754
46,590	Archer-Daniels-Midland Co	2,823,354
35,912	Automatic Data Processing Inc	7,132,841
6,844	Avery Dennison Corp	1,438,883
42,235	Baxter International Inc	3,399,917
24,307	Becton Dickinson and Co	5,911,219
12,783	Biogen Inc(a)	4,426,369
1,753	Bio-Rad Laboratories Inc Class A(a)	1,129,440
118,927	Boston Scientific Corp(a)	5,085,319
188,019	Bristol-Myers Squibb Co	12,563,430
14,709	Brown-Forman Corp Class B	1,102,292
16,639	Campbell Soup Co	758,572
23,942	Cardinal Health Inc	1,366,849
14,277	Catalent Inc(a)	1,543,629
48,806	Centene Corp(a)	3,559,422
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
4,198	Charles River Laboratories International Inc(a)	$ 1,552,924
20,446	Church & Dwight Co Inc	1,742,408
29,526	Cigna Corp	6,999,729
7,429	Cintas Corp	2,837,878
10,680	Clorox Co	1,921,439
325,470	Coca-Cola Co	17,611,182
71,210	Colgate-Palmolive Co	5,792,933
41,914	Conagra Brands Inc	1,524,831
14,173	Constellation Brands Inc Class A	3,314,923
4,179	Cooper Cos Inc	1,656,012
62,379	Corteva Inc	2,766,509
110,047	CVS Health Corp	9,182,322
53,193	Danaher Corp	14,274,873
5,687	DaVita Inc(a)	684,885
18,379	DENTSPLY SIRONA Inc	1,162,656
8,169	Dexcom Inc(a)	3,488,163
52,409	Edwards Lifesciences Corp(a)	5,428,000
66,758	Eli Lilly & Co	15,322,296
10,150	Equifax Inc	2,431,027
19,218	Estee Lauder Cos Inc Class A	6,112,861
6,867	FleetCor Technologies Inc(a)	1,758,364
7,674	Gartner Inc(a)	1,858,643
51,108	General Mills Inc	3,114,010
105,453	Gilead Sciences Inc	7,261,494
24,777	Global Payments Inc	4,646,679
22,057	HCA Healthcare Inc	4,560,064
12,353	Henry Schein Inc(a)	916,469
12,440	Hershey Co	2,166,799
21,756	Hologic Inc(a)	1,451,560
23,041	Hormel Foods Corp	1,100,208
10,815	Humana Inc	4,788,017
7,256	IDEXX Laboratories Inc(a)	4,582,527
31,297	IHS Markit Ltd	3,525,920
12,244	Illumina Inc(a)	5,793,983
15,214	Incyte Corp(a)	1,279,954
9,879	Intuitive Surgical Inc(a)	9,085,124
15,796	IQVIA Holdings Inc(a)	3,827,687
9,284	J M Smucker Co	1,202,928
220,205	Johnson & Johnson	36,276,572
21,278	Kellogg Co	1,368,814
28,237	Kimberly-Clark Corp	3,777,546
54,817	Kraft Heinz Co	2,235,437
62,831	Kroger Co	2,407,056
8,089	Laboratory Corp of America Holdings(a)	2,231,351
12,365	Lamb Weston Holdings Inc	997,361
3,121	MarketAxess Holdings Inc	1,446,864
20,556	McCormick & Co Inc	1,815,506
13,484	McKesson Corp	2,578,680
113,130	Medtronic PLC	14,042,827
212,343	Merck & Co Inc	16,513,915
15,409	Molson Coors Beverage Co Class B(a)	827,309
118,504	Mondelez International Inc Class A	7,399,390
31,025	Monster Beverage Corp(a)	2,834,134

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
13,353	Moody's Corp	$ 4,838,727
29,140	Nielsen Holdings PLC	718,884
21,234	Organon & Co(a)	642,541
98,285	PayPal Holdings Inc(a)	28,648,112
115,776	PepsiCo Inc	17,154,530
9,424	PerkinElmer Inc	1,455,160
11,822	Perrigo Co PLC	542,039
468,071	Pfizer Inc	18,329,660
130,689	Philip Morris International Inc	12,952,587
206,650	Procter & Gamble Co	27,883,285
11,346	Quanta Services Inc	1,027,607
10,845	Quest Diagnostics Inc	1,431,215
8,765	Regeneron Pharmaceuticals Inc(a)	4,895,603
12,152	ResMed Inc	2,995,711
9,940	Robert Half International Inc	884,362
19,869	Rollins Inc	679,520
20,200	S&P Global Inc	8,291,090
8,178	Steris PLC	1,687,121
27,467	Stryker Corp	7,134,004
42,834	Sysco Corp	3,330,343
3,990	Teleflex Inc	1,603,142
33,047	Thermo Fisher Scientific Inc	16,671,220
24,387	Tyson Foods Inc Class A	1,798,785
6,040	United Rentals Inc(a)	1,926,820
79,219	UnitedHealth Group Inc	31,722,456
6,826	Universal Health Services Inc Class B	999,531
13,713	Verisk Analytics Inc	2,395,935
21,816	Vertex Pharmaceuticals Inc(a)	4,398,760
98,297	Viatris Inc	1,404,664
6,087	West Pharmaceutical Services Inc	2,185,842
17,378	Zimmer Biomet Holdings Inc	2,794,730
39,876	Zoetis Inc	7,431,291
		609,242,882
Energy — 2.81%
34,264	APA Corp	741,130
58,251	Baker Hughes Co	1,332,200
32,507	Cabot Oil & Gas Corp	567,572
161,660	Chevron Corp	16,932,268
112,933	ConocoPhillips	6,877,620
48,118	Devon Energy Corp	1,404,564
13,876	Diamondback Energy Inc	1,302,818
10,711	Enphase Energy Inc(a)	1,966,861
48,647	EOG Resources Inc	4,059,106
355,270	Exxon Mobil Corp	22,410,432
72,772	Halliburton Co	1,682,489
22,214	Hess Corp	1,939,726
163,380	Kinder Morgan Inc	2,978,417
63,259	Marathon Oil Corp	861,588
54,042	Marathon Petroleum Corp	3,265,218
33,866	NOV Inc(a)	518,827
70,358	Occidental Petroleum Corp	2,200,095
37,343	ONEOK Inc	2,077,765
36,656	Phillips 66	3,145,818
Shares		Fair Value
Energy — (continued)
17,072	Pioneer Natural Resources Co	$ 2,774,541
116,725	Schlumberger NV	3,736,367
34,502	Valero Energy Corp	2,693,916
103,180	Williams Cos Inc	2,739,429
		88,208,767
Financial — 14.83%
52,826	Aflac Inc	2,834,643
10,823	Alexandria Real Estate Equities Inc REIT	1,969,137
25,711	Allstate Corp	3,353,743
54,759	American Express Co	9,047,830
72,932	American International Group Inc	3,471,563
37,292	American Tower Corp REIT	10,074,061
9,797	Ameriprise Financial Inc	2,438,277
18,964	Aon PLC Class A	4,527,845
17,218	Arthur J Gallagher & Co	2,411,897
5,147	Assurant Inc	803,858
11,817	AvalonBay Communities Inc REIT	2,466,090
637,551	Bank of America Corp	26,286,228
67,705	Bank of New York Mellon Corp	3,468,527
160,008	Berkshire Hathaway Inc Class B(a)	44,469,423
11,912	BlackRock Inc	10,422,643
11,878	Boston Properties Inc REIT	1,361,100
38,388	Capital One Financial Corp	5,938,240
9,093	Cboe Global Markets Inc	1,082,522
27,669	CBRE Group Inc Class A(a)	2,372,063
125,588	Charles Schwab Corp	9,144,062
37,782	Chubb Ltd	6,005,071
12,300	Cincinnati Financial Corp	1,434,426
175,166	Citigroup Inc	12,392,995
35,674	Citizens Financial Group Inc	1,636,366
30,005	CME Group Inc	6,381,463
11,925	Comerica Inc	850,730
35,937	Crown Castle International Corp REIT	7,011,309
23,589	Digital Realty Trust Inc REIT	3,549,201
25,395	Discover Financial Services	3,003,975
30,261	Duke Realty Corp REIT	1,432,858
7,492	Equinix Inc REIT	6,013,079
28,901	Equity Residential REIT	2,225,377
5,532	Essex Property Trust Inc REIT	1,659,655
3,326	Everest Re Group Ltd	838,185
10,726	Extra Space Storage Inc REIT	1,757,133
5,923	Federal Realty Investment Trust REIT	693,998
60,237	Fifth Third Bancorp	2,302,861
14,475	First Republic Bank	2,709,286
21,094	Franklin Resources Inc	674,797
7,504	Globe Life Inc	714,756
28,874	Goldman Sachs Group Inc	10,958,549

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
29,830	Hartford Financial Services Group Inc	$ 1,848,565
44,135	Healthpeak Properties Inc REIT	1,469,254
59,752	Host Hotels & Resorts Inc REIT(a)	1,021,162
124,890	Huntington Bancshares Inc	1,782,180
47,510	Intercontinental Exchange Inc	5,639,437
29,590	Invesco Ltd	790,941
22,640	Iron Mountain Inc REIT	958,125
256,081	JPMorgan Chase & Co	39,830,839
82,116	KeyCorp	1,695,695
34,383	Kimco Realty Corp REIT	716,886
14,975	Lincoln National Corp	941,029
19,049	Loews Corp	1,041,028
10,737	M&T Bank Corp	1,560,193
42,647	Marsh & McLennan Cos Inc	5,999,580
73,579	Mastercard Inc Class A	26,862,957
63,086	MetLife Inc	3,775,697
9,650	Mid-America Apartment Communities Inc REIT	1,625,253
125,934	Morgan Stanley	11,546,888
9,634	Nasdaq Inc	1,693,657
17,267	Northern Trust Corp	1,996,411
37,586	People's United Financial Inc	644,224
35,398	PNC Financial Services Group Inc	6,752,523
21,749	Principal Financial Group Inc	1,374,319
49,156	Progressive Corp	4,827,611
62,043	Prologis Inc REIT	7,416,000
33,003	Prudential Financial Inc	3,381,817
12,762	Public Storage REIT	3,837,406
9,877	Raymond James Financial Inc	1,283,022
29,752	Realty Income Corp REIT	1,985,649
13,143	Regency Centers Corp REIT	842,072
80,443	Regions Financial Corp	1,623,340
9,352	SBA Communications Corp REIT	2,980,482
27,999	Simon Property Group Inc REIT	3,653,310
29,042	State Street Corp	2,389,576
4,340	SVB Financial Group(a)	2,414,906
45,035	Synchrony Financial	2,185,098
18,994	T Rowe Price Group Inc	3,760,242
21,166	Travelers Cos Inc	3,168,762
112,954	Truist Financial Corp	6,268,947
23,995	UDR Inc REIT	1,175,275
15,694	Unum Group	445,710
114,478	US Bancorp	6,521,812
30,984	Ventas Inc REIT	1,769,186
142,337	Visa Inc Class A	33,281,237
12,890	Vornado Realty Trust REIT	601,576
11,788	W R Berkley Corp	877,381
346,932	Wells Fargo & Co	15,712,550
34,935	Welltower Inc REIT	2,903,099
32,601	Western Union Co	748,845
62,801	Weyerhaeuser Co REIT	2,161,610
Shares		Fair Value
Financial — (continued)
10,602	Willis Towers Watson PLC	$ 2,438,672
14,168	Zions Bancorp NA	748,920
		465,160,778
Industrial — 7.99%
48,597	3M Co	9,652,822
10,544	A O Smith Corp	759,801
25,196	Agilent Technologies Inc	3,724,221
7,614	Allegion PLC	1,060,630
132,420	Amcor PLC	1,517,533
19,142	AMETEK Inc	2,555,457
49,565	Amphenol Corp Class A	3,390,742
27,440	Ball Corp	2,223,189
46,039	Boeing Co(a)	11,029,103
68,561	Carrier Global Corp	3,332,065
45,761	Caterpillar Inc	9,958,966
11,176	CH Robinson Worldwide Inc	1,046,856
191,895	CSX Corp	6,155,992
26,303	Deere & Co	9,277,331
12,055	Dover Corp	1,815,483
33,408	Eaton Corp PLC	4,950,397
50,354	Emerson Electric Co	4,846,069
14,194	Expeditors International of Washington Inc	1,796,960
20,465	FedEx Corp	6,105,323
28,075	Fortive Corp	1,957,951
11,521	Fortune Brands Home & Security Inc	1,147,607
12,548	Garmin Ltd	1,814,943
5,162	Generac Holdings Inc(a)	2,143,004
19,278	General Dynamics Corp	3,629,276
735,800	General Electric Co	9,903,868
58,366	Honeywell International Inc	12,802,582
32,173	Howmet Aerospace Inc(a)	1,109,003
3,209	Huntington Ingalls Industries Inc	676,297
6,319	IDEX Corp	1,390,496
24,183	Illinois Tool Works Inc	5,406,352
30,479	Ingersoll Rand Inc(a)	1,487,680
10,916	Jacobs Engineering Group Inc	1,456,413
6,845	JB Hunt Transport Services Inc	1,115,393
60,116	Johnson Controls International PLC	4,125,761
7,762	Kansas City Southern	2,199,518
15,309	Keysight Technologies Inc(a)	2,363,863
17,251	L3Harris Technologies Inc	3,728,804
20,686	Lockheed Martin Corp	7,826,548
5,167	Martin Marietta Materials Inc	1,817,802
20,924	Masco Corp	1,232,633
1,992	Mettler-Toledo International Inc(a)	2,759,597
21,113	Norfolk Southern Corp	5,603,601
13,012	Northrop Grumman Corp	4,728,951
8,087	Old Dominion Freight Line Inc	2,052,481
33,785	Otis Worldwide Corp	2,762,600

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Industrial — (continued)
7,713	Packaging Corp of America	$ 1,044,494
10,909	Parker-Hannifin Corp	3,350,263
14,301	Pentair PLC	965,174
127,514	Raytheon Technologies Corp	10,878,219
17,663	Republic Services Inc	1,943,107
9,748	Rockwell Automation Inc	2,788,123
13,866	Sealed Air Corp	821,561
4,340	Snap-on Inc	969,686
13,430	Stanley Black & Decker Inc	2,753,016
28,135	TE Connectivity Ltd	3,804,133
3,786	Teledyne Technologies Inc(a)	1,585,690
18,710	Textron Inc	1,286,687
20,121	Trane Technologies PLC	3,705,081
4,566	TransDigm Group Inc(a)	2,955,526
20,499	Trimble Inc(a)	1,677,433
56,212	Union Pacific Corp	12,362,705
60,381	United Parcel Service Inc Class B	12,557,437
10,837	Vulcan Materials Co	1,886,397
32,637	Waste Management Inc	4,572,770
5,194	Waters Corp(a)	1,795,098
14,708	Westinghouse Air Brake Technologies Corp	1,210,468
22,664	Westrock Co	1,206,178
15,574	Xylem Inc	1,868,257
		250,429,467
Technology — 22.56%
53,225	Accenture PLC Class A	15,690,198
64,713	Activision Blizzard Inc	6,176,209
40,224	Adobe Inc(a)	23,556,783
101,688	Advanced Micro Devices Inc(a)	9,551,554
13,854	Akamai Technologies Inc(a)	1,615,376
30,957	Analog Devices Inc	5,329,557
7,350	ANSYS Inc(a)	2,550,891
1,321,894	Apple Inc	181,046,602
77,009	Applied Materials Inc	10,966,082
18,274	Autodesk Inc(a)	5,334,181
34,258	Broadcom Inc	16,335,585
9,684	Broadridge Financial Solutions Inc	1,564,257
23,075	Cadence Design Systems Inc(a)	3,157,122
26,196	Cerner Corp	2,047,479
9,966	Citrix Systems Inc	1,168,713
44,455	Cognizant Technology Solutions Corp Class A	3,078,953
20,309	DXC Technology Co(a)	790,832
23,858	Electronic Arts Inc	3,431,496
52,124	Fidelity National Information Services Inc	7,384,407
49,896	Fiserv Inc(a)	5,333,383
11,229	Fortinet Inc(a)	2,674,636
106,213	Hewlett Packard Enterprise Co	1,548,586
104,135	HP Inc	3,143,836
340,965	Intel Corp	19,141,775
Shares		Fair Value
Technology — (continued)
74,990	International Business Machines Corp	$ 10,992,784
22,981	Intuit Inc	11,264,597
3,236	IPG Photonics Corp(a)	682,052
6,283	Jack Henry & Associates Inc	1,027,333
12,895	KLA Corp	4,180,688
11,993	Lam Research Corp	7,803,845
11,073	Leidos Holdings Inc	1,119,480
22,674	Maxim Integrated Products Inc	2,388,933
22,429	Microchip Technology Inc	3,358,518
93,879	Micron Technology Inc(a)	7,977,837
632,021	Microsoft Corp	171,214,489
3,745	Monolithic Power Systems Inc	1,398,570
7,038	MSCI Inc	3,751,817
19,210	NetApp Inc	1,571,762
52,030	NVIDIA Corp	41,629,203
23,186	NXP Semiconductors NV	4,769,824
155,649	Oracle Corp	12,115,718
26,623	Paychex Inc	2,856,648
4,021	Paycom Software Inc(a)	1,461,513
8,894	PTC Inc(a)	1,256,366
9,597	Qorvo Inc(a)	1,877,653
95,333	QUALCOMM Inc	13,625,946
8,693	Roper Technologies Inc	4,087,449
77,016	salesforce.com Inc(a)	18,812,698
16,774	Seagate Technology Holdings PLC	1,474,938
16,457	ServiceNow Inc(a)	9,043,944
13,627	Skyworks Solutions Inc	2,612,977
12,980	Synopsys Inc(a)	3,579,754
9,611	Take-Two Interactive Software Inc(a)	1,701,339
13,934	Teradyne Inc	1,866,599
77,226	Texas Instruments Inc	14,850,560
3,289	Tyler Technologies Inc(a)	1,487,845
25,324	Western Digital Corp(a)	1,802,309
20,816	Xilinx Inc	3,010,826
4,463	Zebra Technologies Corp Class A(a)	2,363,114
		707,638,421
Utilities — 2.36%
54,745	AES Corp	1,427,202
20,563	Alliant Energy Corp	1,146,593
20,812	Ameren Corp	1,665,792
41,216	American Electric Power Co Inc	3,486,461
15,241	American Water Works Co Inc	2,349,095
10,126	Atmos Energy Corp	973,210
44,815	CenterPoint Energy Inc	1,098,864
23,590	CMS Energy Corp	1,393,697
28,479	Consolidated Edison Inc	2,042,514
67,609	Dominion Energy Inc	4,973,994
16,371	DTE Energy Co	2,121,682
64,505	Duke Energy Corp	6,367,934

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Utilities — (continued)
31,994	Edison International	$ 1,849,893
16,432	Entergy Corp	1,638,270
18,863	Evergy Inc	1,139,891
28,689	Eversource Energy	2,302,005
80,946	Exelon Corp	3,586,717
44,478	FirstEnergy Corp	1,655,026
164,472	NextEra Energy Inc	12,052,508
33,172	NiSource Inc	812,714
20,839	NRG Energy Inc	839,812
9,302	Pinnacle West Capital Corp	762,485
64,876	PPL Corp	1,814,582
42,232	Public Service Enterprise Group Inc	2,522,940
24,526	Sempra Energy	3,249,205
89,378	Southern Co	5,408,263
26,190	WEC Energy Group Inc	2,329,601
44,453	Xcel Energy Inc	2,928,564
		73,939,514
TOTAL COMMON STOCK — 97.17% (Cost $1,311,570,880)		$3,047,790,708
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.03%
$ 54,629	Undivided interest of 0.28% in a repurchase agreement (principal amount/value $19,684,857 with a maturity value of $19,684,884) with Bank of America Securities Inc, 0.05%, dated 6/30/21 to be repurchased at $54,629 on 7/1/21 collateralized by various U.S. Government Agency securities, 1.50% - 8.50%, 7/15/21 - 1/15/60, with a value of $20,078,554.(c)	54,629
259,492	Undivided interest of 0.31% in a repurchase agreement (principal amount/value $83,554,867 with a maturity value of $83,554,983) with RBC Capital Markets Corp, 0.05%, dated 6/30/21 to be repurchased at $259,492 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 8/1/21 - 4/15/62, with a value of $85,225,967.(c)	259,492
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 259,492	Undivided interest of 0.32% in a repurchase agreement (principal amount/value $81,757,663 with a maturity value of $81,757,799) with Citigroup Global Markets Inc, 0.06%, dated 6/30/21 to be repurchased at $259,492 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/1/21 - 1/15/59, with a value of $83,392,816.(c)	$ 259,492
259,492	Undivided interest of 1.76% in a repurchase agreement (principal amount/value $14,779,156 with a maturity value of $14,779,177) with Morgan Stanley & Co LLC, 0.05%, dated 6/30/21 to be repurchased at $259,492 on 7/1/21 collateralized by various U.S. Government Agency securities, 0.00% - 8.00%, 12/1/23 - 7/1/51, with a value of $15,074,739.(c)	259,492
259,492	Undivided interest of 6.18% in a repurchase agreement (principal amount/value $4,201,669 with a maturity value of $4,201,675) with HSBC Securities (USA) Inc, 0.05%, dated 6/30/21 to be repurchased at $259,492 on 7/1/21 collateralized by various U.S. Government Agency securities, 2.13% - 4.50%, 10/1/27 - 6/25/50, with a value of $4,285,702.(c)	259,492
TOTAL SHORT TERM INVESTMENTS — 0.03% (Cost $1,092,597)		$ 1,092,597
TOTAL INVESTMENTS — 97.20% (Cost $1,312,663,477)		$3,048,883,305
OTHER ASSETS & LIABILITIES, NET — 2.80%		$ 87,764,505
TOTAL NET ASSETS — 100.00%		$3,136,647,810

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2021.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At June 30, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	412	USD	88,345,160	September 2021	$1,091,655
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2021 (Unaudited)
Great-West S&P 500® Index Fund
ASSETS:
Investments in securities, fair value (including $1,086,924 of securities on loan)(a)	$3,047,790,708
Repurchase agreements, fair value(b)	1,092,597
Cash	84,473,898
Cash pledged on futures contracts	5,844,380
Dividends receivable	1,773,906
Subscriptions receivable	1,842,726
Variation margin on futures contracts	135,960
Total Assets	3,142,954,175
LIABILITIES:
Payable for director fees	2,943
Payable for distribution fees	428
Payable for other accrued fees	122,611
Payable for shareholder services fees	583,467
Payable to investment adviser	436,438
Payable upon return of securities loaned	1,092,597
Redemptions payable	4,067,881
Total Liabilities	6,306,365
NET ASSETS	$3,136,647,810
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$18,215,576
Paid-in capital in excess of par	1,157,451,370
Undistributed/accumulated earnings	1,960,980,864
NET ASSETS	$3,136,647,810
NET ASSETS BY CLASS
Investor Class	$1,903,322,391
Class L	$2,190,255
Institutional Class	$1,231,135,164
CAPITAL STOCK:
Authorized
Investor Class	200,000,000
Class L	10,000,000
Institutional Class	300,000,000
Issued and Outstanding
Investor Class	63,523,288
Class L	100,048
Institutional Class	118,532,420
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$29.96
Class L	$21.89
Institutional Class	$10.39
(a) Cost of investments	$1,311,570,880
(b) Cost of repurchase agreements	$1,092,597
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2021 (Unaudited)
Great-West S&P 500® Index Fund
INVESTMENT INCOME:
Income from securities lending	$30,812
Dividends	21,118,843
Foreign withholding tax	(1,956)
Total Income	21,147,699
EXPENSES:
Management fees	2,343,475
Shareholder services fees – Investor Class	3,052,554
Shareholder services fees – Class L	3,166
Audit and tax fees	15,982
Custodian fees	17,930
Director's fees	7,112
Distribution fees – Class L	2,250
Legal fees	8,020
Pricing fees	1,029
Registration fees	41,615
Shareholder report fees	27,474
Transfer agent fees	7,129
Other fees	4,478
Total Expenses	5,532,214
Less amount waived by investment adviser	5,024
Net Expenses	5,527,190
NET INVESTMENT INCOME	15,620,509
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	111,637,015
Net realized gain on futures contracts	5,297,158
Net Realized Gain	116,934,173
Net change in unrealized appreciation on investments	278,798,359
Net change in unrealized appreciation on futures contracts	497,517
Net Change in Unrealized Appreciation	279,295,876
Net Realized and Unrealized Gain	396,230,049
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$411,850,558
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West S&P 500® Index Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$15,620,509	$39,243,926
Net realized gain	116,934,173	375,489,788
Net change in unrealized appreciation	279,295,876	49,152,901
Net Increase in Net Assets Resulting from Operations	411,850,558	463,886,615
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(2,860,205)	(127,489,485)
Class L	(4,537)	(10,622,220)
Institutional Class	(12,265,679)	(245,878,275)
From Net Investment Income and Net Realized Gains	(15,130,421)	(383,989,980)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	270,976,302	711,876,606
Class L	363,513	93,487,284
Institutional Class	104,951,844	182,407,393
Shares issued in reinvestment of distributions
Investor Class	2,860,205	127,489,485
Class L	4,537	10,622,220
Institutional Class	12,265,679	245,878,275
Shares redeemed
Investor Class	(313,260,130)	(717,752,035)
Class L	(139,591)	(440,757,869)
Institutional Class	(183,343,559)	(400,710,775)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(105,321,200)	(187,459,416)
Total Increase (Decrease) in Net Assets	291,398,937	(107,562,781)
NET ASSETS:
Beginning of Period	2,845,248,873	2,952,811,654
End of Period	$3,136,647,810	$2,845,248,873
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	9,579,162	29,650,100
Class L	16,930	5,334,478
Institutional Class	10,582,035	20,980,403
Shares issued in reinvestment of distributions
Investor Class	96,726	4,974,646
Class L	210	572,932
Institutional Class	1,196,652	26,725,338
Shares redeemed
Investor Class	(11,296,049)	(29,995,116)
Class L	(6,837)	(24,278,958)
Institutional Class	(18,728,324)	(41,854,103)
Net Decrease	(8,559,495)	(7,890,280)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2021(Unaudited)	$26.10	0.13	3.78	3.91	(0.05)	-	(0.05)	$29.96	14.96% (d)
12/31/2020	$24.05	0.32	3.88	4.20	(0.18)	(1.97)	(2.15)	$26.10	17.77%
12/31/2019	$19.33	0.34	5.61	5.95	(0.16)	(1.07)	(1.23)	$24.05	30.84%
12/31/2018	$22.46	0.33	(1.41)	(1.08)	(0.18)	(1.87)	(2.05)	$19.33	(4.89%)
12/31/2017	$19.04	0.31	3.71	4.02	(0.18)	(0.42)	(0.60)	$22.46	21.18%
12/31/2016	$17.57	0.29	1.68	1.97	(0.17)	(0.33)	(0.50)	$19.04	11.27%
Class L
06/30/2021(Unaudited)	$19.11	0.06	2.76	2.82	(0.04)	-	(0.04)	$21.89	14.78% (d)
12/31/2020	$18.10	0.19	2.87	3.06	(0.08)	(1.97)	(2.05)	$19.11	17.30%
12/31/2019	$14.82	0.21	4.29	4.50	(0.15)	(1.07)	(1.22)	$18.10	30.52%
12/31/2018	$17.71	0.21	(1.10)	(0.89)	(0.13)	(1.87)	(2.00)	$14.82	(5.22%)
12/31/2017	$15.15	0.20	2.94	3.14	(0.16)	(0.42)	(0.58)	$17.71	20.89%
12/31/2016	$14.13	0.20	1.34	1.54	(0.19)	(0.33)	(0.52)	$15.15	10.97%
Institutional Class
06/30/2021(Unaudited)	$ 9.11	0.06	1.32	1.38	(0.10)	-	(0.10)	$10.39	15.21% (d)
12/31/2020	$ 9.72	0.16	1.53	1.69	(0.33)	(1.97)	(2.30)	$ 9.11	18.27%
12/31/2019	$ 8.48	0.18	2.45	2.63	(0.32)	(1.07)	(1.39)	$ 9.72	31.18%
12/31/2018	$11.17	0.20	(0.69)	(0.49)	(0.33)	(1.87)	(2.20)	$ 8.48	(4.50%)
12/31/2017	$ 9.80	0.20	1.90	2.10	(0.31)	(0.42)	(0.73)	$11.17	21.61%
12/31/2016	$ 9.35	0.19	0.89	1.08	(0.30)	(0.33)	(0.63)	$ 9.80	11.66%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
06/30/2021 (Unaudited)	$1,903,322	0.52% (f)	0.52% (f)	0.93% (f)	1% (d)
12/31/2020	$1,700,372	0.52%	0.52%	1.31%	4%
12/31/2019	$1,455,201	0.52%	0.52%	1.50%	4%
12/31/2018	$1,382,201	0.51%	0.51%	1.44%	4%
12/31/2017	$1,738,709	0.54%	0.54%	1.47%	4%
12/31/2016	$1,370,743	0.60%	0.60%	1.61%	7%
Class L
06/30/2021 (Unaudited)	$ 2,190	1.38% (f)	0.83% (f)	0.61% (f)	1% (d)
12/31/2020	$ 1,715	0.80%	0.80%	1.10%	4%
12/31/2019	$ 334,220	0.79%	0.79%	1.22%	4%
12/31/2018	$ 241,247	0.78%	0.78%	1.17%	4%
12/31/2017	$ 320,349	0.81%	0.81%	1.20%	4%
12/31/2016	$ 215,846	0.85%	0.85%	1.35%	7%
Institutional Class
06/30/2021 (Unaudited)	$1,231,135	0.17% (f)	0.17% (f)	1.28% (f)	1% (d)
12/31/2020	$1,143,162	0.17%	0.17%	1.67%	4%
12/31/2019	$1,163,391	0.17%	0.17%	1.85%	4%
12/31/2018	$1,043,651	0.16%	0.16%	1.79%	4%
12/31/2017	$1,193,956	0.20%	0.20%	1.82%	4%
12/31/2016	$1,009,653	0.25%	0.25%	1.95%	7%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West S&P 500® Index Fund (the Fund) are included herein.
The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500® Composite Stock Price Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. Effective as of the close of business on October 2, 2020, Class L shares are closed to new investors. Existing shareholders may continue to contribute, reinvest dividends and capital gains arising from Class L shares. The Fund reserves the right to modify or limit the above exceptions or re-open Class L shares at any time without prior notice. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2021

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2021, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2021

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2021 were as follows:
Federal tax cost of investments	$1,323,935,181
Gross unrealized appreciation on investments	1,814,323,684
Gross unrealized depreciation on investments	(88,283,905)
Net unrealized appreciation on investments	$1,726,039,779
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in

Semi-Annual Report - June 30, 2021

derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 252 futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2021 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$1,091,655 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2021 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$5,297,158	Net change in unrealized appreciation on futures contracts	$497,517
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.21% of the Fund’s average daily net assets up to $1 billion dollars, 0.16% of the Fund’s average daily net assets over $1 billion dollars, 0.11% of the Fund’s average daily net assets over $2 billion dollars, and 0.09% of the average daily net assets over $3 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.23% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 30, 2021

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2021, the amounts subject to recoupment were as follows:
Expires June 30, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$5,024	$0
The Adviser and Great-West Funds entered into a sub-advisory agreement with Irish Life Investment Managers Limited ("ILIM"), an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.0075% of the net assets.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $595,500 for the fiscal period ended June 30, 2021.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $34,931,452 and $192,013,243, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2021, the Fund had securities on loan valued at $1,086,924 and received collateral as reported on the Statement of Assets and Liabilities of $1,092,597 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2021, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 30, 2021

6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2021

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2021 (the “April Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West S&P 500 Index Fund, a series of the Company (the “Fund,” and together with the Company’s other series, the “Great-West Funds”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Irish Life Investment Managers Limited (the “Sub-Adviser” or “ILIM”), with respect to the Fund. (GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). ILIM is an affiliate of GWCM and GWL&A.)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. GWCM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 30, 2021 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the implementation of a new trade order management system and compliance tool, use of an industry leading portfolio and risk analytics program, enhancements to investment applications, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively and upgraded as needed.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility and economic developments and changing circumstances in the mutual fund industry. In this regard, the Board received and considered information furnished by each adviser on the impacts of the coronavirus (COVID-19) outbreak on each adviser generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) 500® Index (the “Index”). Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2020 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2020. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for each period reviewed (the first quintile being the best performers and the fifth quintile being the worst performers), with specific rankings in the 72nd, 67th, 67th and 67th percentiles of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2020, respectively. However, the Board also noted that the annualized returns of the Fund’s Institutional Class were above its performance universe median for each period reviewed, ranking in second quintile of its performance universe for each of the one-, three- and five-year periods ended December 31, 2020.
In evaluating the performance data, the Board considered the expectations of shareholders and that the Fund is not actively managed, and thus, the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Board was the extent to which the Fund achieved its objective to provide investment results that, before fees and expenses, track the total return of the Index. Therefore, the Board focused its attention primarily on the Fund’s performance relative to the Index, noting that although the Investor Class underperformed, and the Institutional Class approximated or slightly underperformed, the Index for each period reviewed, any underperformance observed was primarily a result of the Fund’s expenses. The Board also took into account the Sub-Adviser’s approach to managing indexed investment portfolios, the organization, composition and experience of its investment personnel and its operational risk controls, among other things.
In addition, the Board considered GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was GWCM’s assessment that the Fund meets expectations with respect to its investment objective and that GWCM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.

Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2022, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratio for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Contractual Management Fee for each class was higher than the peer group median contractual management fee. The Board also observed that although the total annual operating expense ratio for the Fund’s Investor Class was higher than the median of its peer group, ranking in the third quintile (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), the specific ranking was the 60th percentile of the peer group. In addition, the Board noted that the total annual operating expense ratio for the Fund’s Institutional Class was below its peer group median, ranking in the second quintile (31st percentile) of its peer group.
In assessing the foregoing, the Board also considered that at the Board’s April 2020 meeting, GWCM proposed, and the Board approved, the addition of a new breakpoint to the Fund’s management fee schedule, effective April 29, 2020, that, together with existing breakpoints, would reduce the management fee rate on assets above specified levels as the Fund’s assets increased.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by ILIM to GWCM for the other series of the Company sub-advised by ILIM, including other equity index funds and an international equity fund (as to a sleeve of the fund) (collectively, the “ILIM Sub-Advised Funds”). The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to GWCM for the Fund is consistent with pricing for mandates of similar size and services.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board considered that, as noted earlier, the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased, and that GWCM proposed, and the Board approved, the addition of a new breakpoint, effective April 29, 2020.
The Board also reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM, which indicated that such percentage was above the median of the Fund’s Lipper investment classification. In this regard, the Board considered GWCM’s assessment that while it does not know which specific peer funds were included in Broadridge’s analysis, GWCM believes that the total expense ratio is the most comparable metric across funds and by this measure—with respect to the Fund’s total annual operating expense ratio—the Institutional Class is below its peer group median. The Board also took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by GWCM out of the management fee it receives under the Advisory Agreement, which, as noted, includes breakpoints.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future.
The Board also noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower Retirement, LLC (“Empower”) pursuant to a shareholder services agreement, effective April 29, 2020. (GWL&A, the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015.) In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.

The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 18, 2021